Employee benefit plans (Tables)	12 Months Ended
Dec. 31, 2025
Retirement Benefits [Abstract]
Combined Data for Domestic and Foreign Defined Benefit Pension and Post Retirement Healthcare Plans
The following tables report the combined data for our domestic and foreign defined benefit pension and post-retirement healthcare plans.

	Pension Benefits				Healthcare
	Domestic		Foreign		Benefits
(dollars in millions)	2025	2024	2025	2024	2025	2024
Weighted-average assumptions used to determine benefit obligations
Discount rate	5.47%	5.72%	5.50%	5.15%	5.47%	5.72%
Rate of compensation increase	N/A	N/A	4.35	3.83	0.85	3.00
Cash balance interest crediting rate	4.71	4.00	N/A	N/A	N/A	N/A
Change in benefit obligation (a)
Benefit obligation at beginning of period	$(3,371)	$(3,602)	$(769)	$(889)	$(94)	$(94)
Service cost	—	—	(11)	(11)	—	—
Interest cost	(185)	(182)	(41)	(39)	(6)	(5)
Amendments, curtailments and settlements	—	—	(39)	—	—	—
Actuarial (loss) gain	(75)	178	27	111	(9)	1
Benefits paid	230	235	27	31	5	4
Foreign exchange adjustment	N/A	N/A	(62)	28	—	—
Benefit obligation at end of period	(3,401)	(3,371)	(868)	(769)	(104)	(94)
Change in fair value of plan assets
Fair value at beginning of period	5,046	5,089	971	1,052	151	135
Actual return on plan assets	536	179	27	(29)	15	16
Employer contributions	12	13	8	9	5	4
Amendments, curtailments and settlements	—	—	(2)	—	—	—
Benefit payments	(230)	(235)	(27)	(31)	(5)	(4)
Foreign exchange adjustment	N/A	N/A	85	(30)	—	—
Fair value at end of period	5,364	5,046	1,062	971	166	151
Funded status at end of period	$1,963	$1,675	$194	$202	$62	$57
Amounts recognized in accumulated other comprehensive loss (income) consist of:
Net loss	$1,506	$1,637	$272	$245	$31	$31
Prior service cost (credit)	—	—	41	(1)	—	—
Total loss (gain) (before tax effects)	$1,506	$1,637	$313	$244	$31	$31
(a)    The benefit obligation for pension benefits is the projected benefit obligation, and for healthcare benefits, it is the accumulated benefit obligation.
N/A – Not applicable.

Schedule of Net Benefit Costs

Net periodic benefit (credit) cost	Pension Benefits						Healthcare
	Domestic			Foreign			Benefits
(dollars in millions)	2025	2024	2023	2025	2024	2023	2025	2024	2023
Weighted-average assumptions as of Jan. 1:
Discount rate	5.72%	5.25%	5.61%	5.15%	4.44%	4.62%	5.72%	5.25%	5.61%
Expected rate of return on plan assets	6.56	6.75	6.75	5.46	5.64	6.38	6.56	6.75	6.75
Rate of compensation increase	N/A	N/A	N/A	3.83	3.74	3.72	3.00	3.00	3.00
Cash balance interest crediting rate	4.00	4.00	4.00	N/A	N/A	N/A	N/A	N/A	N/A
Components of net periodic benefit (credit) cost:
Service cost	$—	$—	$—	$11	$11	$10	$—	$—	$1
Interest cost	185	182	190	41	39	36	6	5	5
Expected return on assets	(362)	(381)	(380)	(76)	(80)	(89)	(10)	(10)	(9)
Amortization of:
Prior service (credit)	—	—	—	—	—	—	—	(6)	(7)
Net actuarial loss (gain)	31	25	8	(4)	(4)	(14)	4	(1)	(5)
Settlement loss (gain)	—	—	1	—	—	(1)	—	—	—
Curtailment (gain)	—	—	—	(2)	—	(1)	—	—	—
Net periodic benefit (credit) cost	$(146)	$(174)	$(181)	$(30)	$(34)	$(59)	$—	$(12)	$(15)
N/A – Not applicable.

Schedule of Amounts Recognized in Other Comprehensive Income (Loss)

Changes in other comprehensive (income) loss in 2025	Pension Benefits		Healthcare
(in millions)	Domestic	Foreign	Benefits
Net loss (gain) arising during period	$(99)	$22	$4
Recognition of prior years’ net (loss) gain	(31)	5	(4)
Prior service cost arising during the period	—	42	—
Total recognized in other comprehensive (income) loss (before tax effects)	$(130)	$69	$—

Defined Benefit Plan, Plan with Projected Benefit Obligation in Excess of Plan Assets

Plans with obligations in excess of plan assets	Pension Benefits				Healthcare
	Domestic		Foreign		Benefits
(in millions)	2025	2024	2025	2024	2025	2024
Projected benefit obligation	$98	$102	$113	$68	N/A	N/A
Fair value of plan assets	—	—	9	11	N/A	N/A
Accumulated benefit obligation	98	102	77	47	$69	$67
Fair value of plan assets	—	—	9	11	—	—
N/A – Not applicable.

Schedule of Expected Benefit Payments
The following benefit payments for the pension and healthcare plans, which reflect expected future service as appropriate, are expected to be paid over the next 10 years:

Expected benefit payments			Healthcare benefits
	Pension benefits
(in millions)	Domestic	Foreign
Year:
2026	$288	$39	$9
2027	284	43	9
2028	283	51	9
2029	284	52	9
2030	281	48	9
2031-2035	1,306	268	41
Total expected payments	$2,726	$501	$86

Schedule of Allocation of Plan Assets
Our pension assets were invested as follows:

Asset allocations	Domestic		Foreign
	2025	2024	2025	2024
Fixed income	58%	59%	73%	75%
Equities	37	36	16	14
Alternative investments	4	4	9	9
Cash	1	1	2	2
Total pension assets	100%	100%	100%	100%

Defined Benefit Plan, Plan Assets, Category
The following tables present the fair value of each major category of plan assets as of Dec. 31, 2025 and Dec. 31, 2024, by captions and by ASC 820, Fair Value Measurement, valuation hierarchy.

Plan assets measured at fair value on a recurring basis— domestic plans at Dec. 31, 2025
(in millions)	Level 1	Level 2	Level 3	Total fair value
Common and preferred stock:
U.S. equity	$986	$—	$—	$986
Non-U.S. equity	515	—	—	515
Collective trust funds:
U.S. equity	—	128	—	128
Commingled	—	635	—	635
Fixed income:
U.S. corporate bonds	—	2,520	—	2,520
U.S. Treasury securities	181	3	—	184
State and political subdivisions	—	61	—	61
U.S. government agencies	—	34	—	34
Non-U.S. government	—	26	—	26
Other	—	43	—	43
Exchange-traded funds	9	—	—	9
Total domestic plan assets in the fair value hierarchy	$1,691	$3,450	$—	$5,141
Other assets measured at NAV:
Funds of funds (a)				220
Venture capital and partnership interests				3
Total domestic plan assets, at fair value				$5,364
(a)    Funds of funds includes multi-strategy hedge funds that utilize investment strategies that invest over both long-term investment and short-term investment horizons. The redemption frequency is monthly and the redemption notice period is 30 days.

Plan assets measured at fair value on a recurring basis— foreign plans at Dec. 31, 2025
(in millions)	Level 1	Level 2	Level 3	Total fair value
Corporate debt funds	$—	$637	$—	$637
Equity funds	—	179	—	179
Sovereign/government obligation funds	—	137	—	137
Cash and currency	19	—	—	19
Total foreign plan assets in the fair value hierarchy	$19	$953	$—	$972
Other assets measured at NAV				90
Total foreign plan assets, at fair value				$1,062

Plan assets measured at fair value on a recurring basis— domestic plans at Dec. 31, 2024
(in millions)	Level 1	Level 2	Level 3	Total fair value
Common and preferred stock:
U.S. equity	$936	$—	$—	$936
Non-U.S. equity	392	—	—	392
Collective trust funds:
U.S. equity	—	141	—	141
Commingled	—	535	—	535
Fixed income:
U.S. corporate bonds	—	2,456	—	2,456
U.S. Treasury securities	184	—	—	184
State and political subdivisions	—	65	—	65
U.S. government agencies	—	33	—	33
Non-U.S. government	1	20	—	21
Other	—	40	—	40
Exchange-traded funds	7	—	—	7
Total domestic plan assets in the fair value hierarchy	$1,520	$3,290	$—	$4,810
Other assets measured at NAV:
Funds of funds (a)				232
Venture capital and partnership interests				4
Total domestic plan assets, at fair value				$5,046
(a)    Funds of funds includes multi-strategy hedge funds that utilize investment strategies that invest over both long-term investment and short-term investment horizons. The redemption frequency is monthly and the redemption notice period is 30-45 days.

Plan assets measured at fair value on a recurring basis— foreign plans at Dec. 31, 2024
(in millions)	Level 1	Level 2	Level 3	Total fair value
Corporate debt funds	$—	$588	$—	$588
Equity funds	—	144	—	144
Sovereign/government obligation funds	—	139	—	139
Cash and currency	17	—	—	17
Total foreign plan assets in the fair value hierarchy	$17	$871	$—	$888
Other assets measured at NAV				83
Total foreign plan assets, at fair value				$971